BRANCH SALE	12 Months Ended
Dec. 31, 2014
BRANCH SALE [Abstract]
BRANCH SALE
NOTE 26 – BRANCH SALE

On December 7, 2012 we sold 21 branches to another financial institution (the “Branch Sale”). The branches sold included six branch locations in the Battle Creek, Michigan market area and 15 branch locations in Northeast Michigan.

The Branch Sale resulted in the transfer of approximately $403.1 million of deposits in exchange for our receipt of a deposit premium of approximately $11.5 million. We also sold approximately $48.0 million of loans at a discount of 1.75% and premises and equipment totaling approximately $8.1 million. The Branch Sale also resulted in our transfer of $336.1 million of cash to the purchaser. We recorded a net gain on the Branch Sale of approximately $5.4 million. This gain is net of an allocation of $2.6 million of existing core deposit intangibles, a $2.5 million loss on the sale of premises and equipment, a $0.2 million loss on the sale of loans and $0.8 million in transaction and other related net costs.